Investments in Affiliates (Summarized Balance Sheet Information) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investment In Affiliates [Abstract]
Current assets	$ 720	$ 632
Property, plant and equipment, net	9,982	10,213
Other assets	2,618	2,649
Total assets	13,320	13,494
Current Liabilities	1,358	841
Non-current liabilities	7,583	7,950
Equity	4,379	4,703
Total liabilities and equity	$ 13,320	$ 13,494